Concentration of Risk (Tables)	6 Months Ended
Jun. 30, 2026
Concentration of Risk [Abstract]
Schedule of Concentration of Customers

Concentration of customers consist of the following:

	Six Months Ended June 30, 2026	As of June 30, 2026	Six Months Ended June 30, 2025	As of June 30, 2025
	Revenues	Receivables	Revenues	Receivables
Customer A	19.23%	19.55%	27.55%	33.40%
Customer B	77.22%	78.26%	42.68%	66.60%
Customer C	* %	* %	29.77%	*

Concentration of suppliers consist of the following:

	Six Months Ended June 30, 2026	As of June 30, 2026	Six Months Ended June 30, 2025	As of June 30, 2025
	Purchases	Payables	Purchases	Payables
Supplier A	65.83%	73.77%	41.37%	18.58%
Supplier B	*	*	17.25%	42.54%
Supplier C	*	*	10.74%	* %
Supplier D	*	*	*	10.75%
Supplier E	*	*	*	10.42%
Supplier G	13.14%	11.01%	*	*

*	Indicates below 10%.